Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 18,921	$ 19,502
Intangible assets	10,287	9,848
Investments accounted for using the equity method	649	653
Other financial assets	14	12
Other receivables	164	239
Retirement benefit assets	261	166
Derivative financial instruments	3	97
Deferred income tax assets	88	109
Total non-current assets	30,387	30,626
Current assets
Inventories	4,194	3,611
Trade and other receivables	4,569	4,569
Current income tax recoverable	63	42
Derivative financial instruments	39	39
Cash and cash equivalents	5,936	5,783	[1]
Total current assets	14,801	14,044
Total assets	45,188	44,670
Capital and reserves attributable to the Company’s equity holders
Equity share capital	302	309
Preference share capital	1	1
Treasury Shares and own shares	(297)	(195)
Other reserves	380	445
Cash flow hedging reserve	5	0
Foreign currency translation reserve	(692)	(97)
Retained income	21,992	19,770
Capital and reserves attributable to the Company’s equity holders	21,691	20,233
Non-controlling interests	646	681
Total equity	22,337	20,914
Non-current liabilities
Lease liabilities	1,059	1,374
Interest-bearing loans and borrowings	8,145	9,938
Derivative financial instruments	77	0
Deferred income tax liabilities	2,868	2,734
Other payables	691	717
Retirement benefit obligations	277	475
Provisions for liabilities	845	937
Total non-current liabilities	13,962	16,175
Current liabilities
Lease liabilities	260	297
Trade and other payables	5,872	5,692
Current income tax liabilities	702	550
Interest-bearing loans and borrowings	1,491	549
Derivative financial instruments	51	14
Provisions for liabilities	513	479
Total current liabilities	8,889	7,581
Total liabilities	22,851	23,756
Total equity and liabilities	$ 45,188	$ 44,670

[1]	See the Accounting Policies on page 181 for further details.